Note 5 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 2,015,617	$ 2,322,974	$ 9,417,612	$ 9,251,311